Fair Value Measurements - Summary Of Investments (Details) - Common stock investments, available for sale - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 7,585	$ 3,409
Gross unrealized gains in Accumulated OCI	5,075	1,313
Gross unrealized losses in Accumulated OCI	(199)	(194)
Fair value	$ 12,461	$ 4,528